Composition of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 196,015	¥ 225,696
Investments held by consolidated investment companies	70,599	75,780
Other equity interests	526,075	536,659
Total	¥ 792,689	¥ 838,135